Retirement Plan (Details Textual)	12 Months Ended
Dec. 31, 2014
Retirement Plan [Line Items]
Description of Postemployment Benefits	The Company provides a 401(k) Profit Sharing Plan for elective deferrals whereby participants can defer up to 100% of their wages not to exceed a maximum dollar amount determined by the Federal Government each year.